Equity (Details 4) $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) year $ / shares	Dec. 31, 2020 USD ($) year $ / shares	Dec. 31, 2022 year $ / shares
Statement of changes in equity [abstract]
Commitment for repurchase own shares | $	$ 2,809	$ 1,800
Maximal amount of share buyback programm | $	$ 15,000	$ 2,500
Written call options held by market maker	3.0	1.0	3.0
Written call options, contractual live | year			10
Written call options, contractual live, remaining | year	2	3	1
Written call options, weighted average exercise price | $ / shares	$ 61.45	$ 60.09	$ 66.07
Number of options repurchased		(3.7)